Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000003010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000003010 [Member] | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003010 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003010 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003010 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003010 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003010 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003010 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003010 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003010 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003010 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003010 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000003010 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003010 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003010 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003010 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000003010 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003010 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003010 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003010 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003010 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000003010 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003009 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000003009 [Member] | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003009 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003009 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003009 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003009 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003009 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003009 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003009 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003009 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003009 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000003009 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000003009 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003009 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003009 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003009 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000003009 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003009 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003009 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003009 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003009 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000003009 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000003029 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003029 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003029 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003029 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003029 [Member] | The Cooper Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003029 [Member] | Expeditors International of Washington Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003029 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003029 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003029 [Member] | Coca Cola Consolidated Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003029 [Member] | Simpson Manufacturing Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000003029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003029 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000003029 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000003030 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003030 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003030 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003030 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003030 [Member] | The Cooper Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003030 [Member] | Expeditors International of Washington Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003030 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003030 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003030 [Member] | Coca Cola Consolidated Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003030 [Member] | Simpson Manufacturing Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000003030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000003030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000003030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003030 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000003030 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000194566 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194566 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194566 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000194566 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194566 [Member] | The Cooper Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194566 [Member] | Expeditors International of Washington Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194566 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194566 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194566 [Member] | Coca Cola Consolidated Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194566 [Member] | Simpson Manufacturing Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194566 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000194566 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000194566 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000194566 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194566 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194566 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000194566 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000194566 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000194566 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194566 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000194566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000194567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000194567 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000194567 [Member] | Axis Capital Holdings Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194567 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194567 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194567 [Member] | Chubb Ltd Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194567 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194567 [Member] | Unilever PLC Sponsored ADR United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194567 [Member] | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194567 [Member] | Royalty Pharma PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194567 [Member] | The Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194567 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000194567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000194567 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000194567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000194567 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000194567 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000194567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000194567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000194567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000194567 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000194567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000194567 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000194567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000050291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000050291 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050291 [Member] | Axis Capital Holdings Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050291 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050291 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050291 [Member] | Chubb Ltd Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050291 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050291 [Member] | Unilever PLC Sponsored ADR United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050291 [Member] | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050291 [Member] | Royalty Pharma PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000050291 [Member] | The Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000050291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000050291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000050291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000050291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000050291 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000050291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000050291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000050291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000050291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000050291 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000050291 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000003037 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003037 [Member] | Axis Capital Holdings Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003037 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003037 [Member] | American Tower Corp REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003037 [Member] | Chubb Ltd Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003037 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003037 [Member] | Unilever PLC Sponsored ADR United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003037 [Member] | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003037 [Member] | Royalty Pharma PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003037 [Member] | The Williams Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000003037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000003037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000003037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000003037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000003037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000003037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000003037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003037 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000003037 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000003038 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003038 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003038 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003038 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003038 [Member] | ePlus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003038 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003038 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003038 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003038 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003038 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000003038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000003038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003038 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000003038 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000040086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000040086 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000040086 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000040086 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000040086 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000040086 [Member] | ePlus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000040086 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000040086 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040086 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000040086 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040086 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000040086 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000040086 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000040086 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000040086 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000040086 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000040086 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000040086 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000040086 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000040086 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000040086 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000040086 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000040086 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000040086 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000194568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000194568 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000194568 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194568 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194568 [Member] | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000194568 [Member] | ePlus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194568 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194568 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194568 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194568 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194568 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194568 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000194568 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000194568 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000194568 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000194568 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000194568 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000194568 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000194568 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000194568 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000194568 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194568 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000194568 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000194568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000194569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000194569 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000194569 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000194569 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000194569 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000194569 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194569 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194569 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000194569 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194569 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194569 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194569 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000194569 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000194569 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000194569 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000194569 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000194569 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194569 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000194569 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000194569 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000194569 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000194569 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000194569 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	85.70%
C000194569 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.60%
C000194569 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	0.50%
C000194569 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.20%
C000194569 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000194569 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000194569 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000194569 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000194569 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000050292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000050292 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050292 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050292 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050292 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000050292 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050292 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000050292 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050292 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050292 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050292 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000050292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000050292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000050292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000050292 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050292 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000050292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000050292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000050292 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000050292 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	85.70%
C000050292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.60%
C000050292 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	0.50%
C000050292 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.20%
C000050292 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000050292 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000050292 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000050292 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000050292 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000046749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000046749 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000046749 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000046749 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000046749 [Member] | White Mountains Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000046749 [Member] | CoreCivic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000046749 [Member] | Genworth Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000046749 [Member] | Murphy USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000046749 [Member] | Assured Guaranty Ltd Bermuda [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000046749 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000046749 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000046749 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000046749 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000046749 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000046749 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000046749 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000046749 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000046749 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000046749 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000046749 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000046749 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000046749 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000046749 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	85.70%
C000046749 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.60%
C000046749 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	0.50%
C000046749 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.20%
C000046749 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%
C000046749 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000046749 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000046749 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000046749 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000092914 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092914 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092914 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092914 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092914 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092914 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092914 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092914 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092914 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092914 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092914 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000092914 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000092914 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092914 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000092914 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092914 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000092914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000092914 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092914 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092914 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000092914 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000101741 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000101741 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101741 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101741 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101741 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101741 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101741 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101741 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101741 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101741 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101741 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000101741 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000101741 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101741 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000101741 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101741 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000101741 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000101741 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000101741 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000101741 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000101741 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000230346 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230346 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230346 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230346 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230346 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230346 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230346 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230346 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230346 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230346 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230346 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000230346 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000230346 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230346 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000230346 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230346 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000230346 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230346 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230346 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230346 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000230346 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000194575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000194575 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194575 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000194575 [Member] | The Cooper Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194575 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000194575 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000194575 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194575 [Member] | Willis Towers Watson PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194575 [Member] | Amrize Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000194575 [Member] | CRH PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000194575 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000194575 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000194575 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000194575 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000194575 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194575 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000194575 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000194575 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000194575 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000194575 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194575 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000194575 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000161967 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161967 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161967 [Member] | The Cooper Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161967 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161967 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161967 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161967 [Member] | Willis Towers Watson PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161967 [Member] | Amrize Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161967 [Member] | CRH PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161967 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000161967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000161967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000161967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000161967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000161967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000161967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161967 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000161967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000161968 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161968 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161968 [Member] | The Cooper Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161968 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161968 [Member] | The Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161968 [Member] | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161968 [Member] | Willis Towers Watson PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000161968 [Member] | Amrize Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000161968 [Member] | CRH PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161968 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000161968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000161968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000161968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000161968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000161968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000161968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161968 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000161968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%